Share based compensation, Share Options Activity (Details) $ / shares in Units, $ in Millions					1 Months Ended									3 Months Ended	12 Months Ended
	Aug. 02, 2019 shares	Jun. 26, 2019 $ / shares	Jun. 21, 2019 $ / shares	Mar. 11, 2019 $ / shares shares	Jun. 30, 2019	Oct. 31, 2018 $ / shares shares	Sep. 30, 2018 $ / shares shares	Jul. 31, 2018 $ / shares shares	Apr. 30, 2018 $ / shares shares	Jan. 31, 2018 $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 27, 2019 $ / shares	Sep. 26, 2019 $ / shares	Jul. 31, 2019 $ / shares	Mar. 08, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	May 30, 2018 $ / shares	Mar. 23, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares
Stock options [Abstract]
Stock conversion ratio (in shares)		0.20	0.20		0.2
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.05	$ 0.01															$ 0.05	$ 0.05	$ 0.05			$ 0.05
Share price (in dollars per share) | $ / shares																					$ 9.30			$ 23.00	$ 23.00
Risk-free rate															2.00%
Treasury shares amount | $																										$ 1.7
Repurchase of shares (in shares)	750,000																100,000
Repurchase of shares, consideration amount | $																	$ 2.3
Chief Executive Officer [Member]
Stock options [Abstract]
Number of treasury shares transferred (in shares)																	100,000
Director [Member]
Stock options [Abstract]
Number of treasury shares transferred (in shares)														14,285
Options [Member]
Stock options [Abstract]
Number of share options issued (in shares)						40,000	20,000	1,564,000	30,000	10,000	275,000	560,000	876,000
Share price (in dollars per share) | $ / shares						$ 22.85	$ 22.80	$ 22.95	$ 22.85	$ 21.75	$ 21.80											$ 14.20	$ 21.75			$ 23.25
Exercise price (in dollars per share) | $ / shares						22.75	22.95	24.35	21.00	$ 20.00	$ 20.00	$ 17.50	$ 17.50		$ 17.5	$ 24.0	$ 18.0
Stock awards, expiration period															5 years	5 years	5 years
Vesting period															4 years	4 years	3 years
Estimated cost of the share option granted | $																		$ 1.7					$ 9.9
Expected life after vesting															2 years	2 years	2 years
Risk-free rate															2.00%
Expected future volatility															32.00%	30.00%	25.00%
Aggregate number of share options authorized (in shares)																		3,494,000					3,494,000
Number of share options outstanding (in shares)										1,711,000				2,615,000	2,357,500	1,711,000	1,711,000	2,357,500					2,615,000			1,711,000
Fair values of the share options | $											$ 2.2	$ 1.7	$ 2.9
Number of Shares [Roll Forward]
Outstanding at December 31 (in shares)										1,711,000					2,615,000	1,711,000	0
Granted during the year (in shares)															460,000	1,664,000	1,711,000
Forfeited during the year (in shares)															(717,500)	(760,000)	0
Outstanding at December 31 (in shares)														2,615,000	2,357,500	2,615,000	1,711,000
Exercisable at December 31 (in shares)																		810,999					333,666			0
Weighted Average Exercise Price [Abstract]
Outstanding at December 31 (in dollars per share) | $ / shares										$ 18.0					$ 22.0	$ 18.0	$ 0
Granted during the year (in dollars per share) | $ / shares						$ 22.75	$ 22.95	$ 24.35	$ 21.00	$ 20.00	$ 20.00	$ 17.50	$ 17.50		17.5	24.0	18.0
Forfeited during the year (in dollars per share) | $ / shares															22.34	18.0	0
Outstanding at December 31 (in dollars per share) | $ / shares														$ 22.0	$ 20.92	$ 22.0	$ 18.0
Exercisable at December 31 (in dollars per share) | $ / shares																		$ 20.04					$ 18.0			$ 0
Weighted average remaining life for vested options															2 years 10 months 10 days	3 years 6 months
Options [Member] | Employees and Director [Member]
Stock options [Abstract]
Number of share options issued (in shares)				460,000
Exercise price (in dollars per share) | $ / shares				$ 17.50
Weighted Average Exercise Price [Abstract]
Granted during the year (in dollars per share) | $ / shares				$ 17.50